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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                                September 3, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Tax Free Trust --
        Rule 497(j) Filing (File Nos. 2-99715 and 811-4386)

Ladies and Gentlemen:

        Van Kampen Tax Free Trust (the "Registrant"), on behalf of each of the three series listed on Schedule A attached hereto, filed via EDGAR on August 27, 2004 a copy of Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statements of Additional Information contained in the Registration Statement and listed on Schedule A attached hereto do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call the undersigned at (212) 762-5262 or Chuck Taylor at (312) 407-0863.


                                Very truly yours,

                                /s/ Lou Anne McInnis
                                ---------------------
                                Lou Anne McInnis
                                Assistant Secretary
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                                                                    SCHEDULE A


             VAN KAMPEN TAX FREE TRUST (the "Registrant")


Series of the Registrant:

  Van Kampen California Insured Tax Free Fund
  Van Kampen Insured Tax Free Income Fund
  Van Kampen Municipal Income Fund